THE RODNEY SQUARE
                               MULTI-MANAGER FUND

                        Supplement dated January 26, 1998
                            to the Fund's Prospectus
                                dated May 1, 1997

Effective January 26, 1998, the Rodney Square Multi-Manager Fund (the "Fund"):

          1. Will eliminate sales charges on all purchases of shares of the Growth Portfolio.
          2. Will terminate the Portfolio's 12b-1 Plan and all payments by the Portfolio of Rule 12b-1 fees.

The Board of Trustees of the Fund also has approved the following matters, subject to shareholder approval:

          1. A new investment advisory agreement with Wilmington Trust Company ("WTC").
          2. An amendment to the investment objective of the Portfolio so that the Portfolio's investment objective will be to seek "superior long-term growth of capital."

A special meeting of shareholders of the Portfolio will be held early in 1998 to consider and vote on, among other proposals, the new investment advisory agreement and the amendment of the Portfolio's investment objective. If shareholders approve the new investment advisory agreement, the Portfolio would no longer be managed by two different portfolio advisers following separate investment approaches. Rather, WTC would be exclusively responsible for the management of the Portfolio.

In addition to the change in advisory arrangements and the investment objective of the Portfolio, the Board approved

          1. A new investment policy that would require the Portfolio to invest at least 85% of its total assets in equity securities of large cap U.S. issuers judged by WTC to possess strong growth characteristics.
          2. A change in the Portfolio's name to "Large Cap Growth Equity Portfolio."

These changes are contingent upon shareholder approval of both the new investment advisory agreement and the change of the Portfolio's investment objective. If shareholder approval is obtained, the proposed new investment structure of the Portfolio would become effective shortly thereafter.

At a meeting held on January 16, 1998, the Board of Trustees of the Fund approved an Administration and Accounting Services Agreement and a Transfer Agency Agreement between the Fund and PFPC Inc. ("PFPC"). Under these
Agreements, PFPC succeeds Rodney Square Management Corporation ("RSMC") as Administrator, Accounting Agent, and Transfer Agent of the Fund. The Board also approved a Secretarial Services Agreement between the Fund and RSMC, under which RSMC will continue to provide corporate secretarial services for the Fund. In

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addition, the Board approved a Sub-Custodian  Agreement between WTC and PNC Bank
("PNC") for the provision by PNC of custodial services with respect to the Fund's portfolio securities.

As transfer agent, PFPC will continue to service all telephone inquiries and transactions with the current toll-free number 1 800 336-9970, between the hours of 8:30AM and 5:00PM. All additional investments, correspondence and redemption requests can be sent to:

The Rodney Square Multi-Manager Fund
c/o Transfer Agent
P.O. Box 8987
Wilmington, DE 19899

Please also note the following:

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Through March 27, 1998:
-------------------------------------------------------------------------------------------------
Overnight deliveries should be sent to:            |   Telephone purchases may be made  by
--------------------                               |   -------------------
                                                   |   first  calling  the toll free number
                                                   |   (800) 336-9970,  then wiring federal funds
                                                   |   to:
                                                   |
-------------------------------------------------------------------------------------------------

  The Rodney Square Multi-Manager Fund             |         Wilmington Trust Company
          c/o Transfer Agent                       |              Wilmington, DE
       1105 North Market Street                    |              ABA 0311-0009-2
        Wilmington, DE 19801                       |               DDA 2610-605-2
                                                   |   Credit to The Rodney Square Multi-Manager
                                                   |                   Fund
                                                   |              Growth Portfolio
                                                   |             (Shareholder Name)
                                                   |        (Shareholder Account Number)
-------------------------------------------------------------------------------------------------

Beginning March 28, 1998:
-------------------------------------------------------------------------------------------------
Overnight deliveries should be sent to:            |   Telephone purchases may be made  by
--------------------                               |   -------------------
                                                   |   first  calling  the toll free number
                                                   |   (800) 336-9970,  then wiring federal funds
                                                   |   to:
-------------------------------------------------------------------------------------------------
                                                   |
 The Rodney Square Multi-Manager Fund              |                 PNC Bank
      c/o Transfer Agent                           |            Philadelphia, PA
     400 Bellevue Parkway                          |             ABA 0310-0005-3
     Wilmington, DE 19809                          |             DDA 86-0172-6591
                                                   |  Credit to The Rodney Square Multi-Manager
                                                   |                 Fund
                                                   |            Growth Portfolio
                                                   |             (Shareholder Name)
                                                   |        (Shareholder Account Number)
-------------------------------------------------------------------------------------------------
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